Business Combinations - Pro Forma Financial Data (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combinations 2021
Business Acquisition [Line Items]
Revenues	$ 38,026	$ 149,295
Net income (loss)	$ (4,743)	$ (57,766)
Business Combinations 2020
Business Acquisition [Line Items]
Revenues			$ 126,999
Net income (loss)			$ (7,902)